Significant Related Party Transactions - Summary of Significant Transactions Carried Out by Group with Significant Related Parties (Detail) - CNY (¥) ¥ in Millions				12 Months Ended
		May 21, 2021	Aug. 19, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Distribution of dividends from the Company to CLIC				¥ 18,089	¥ 20,633	¥ 4,522
Interest on deposits received from CGB				25,949	25,860	26,695
Commission expenses charged by CGB				65,744	84,361	¥ 81,396
Transactions Between Other Subsidiaries And The Company [Member]
Disclosure of transactions between related parties [line items]
Agency fee received	[1]			70	57
Dividends from significant related parties				738	301
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of transactions between related parties [line items]
Dividends from significant related parties		¥ 168	¥ 103
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member] | Transactions With Associates And Joint Ventures [Member]
Disclosure of transactions between related parties [line items]
Interest of corporate bonds received from Sino-Ocean				17	26
Dividends from significant related parties				271	178
Transactions between AMC and the Company [member] | Transactions Between Other Subsidiaries And The Company [Member]
Disclosure of transactions between related parties [line items]
Payment of an asset management fee to significant related parties	[2],[3]			2,742	2,089
Transactions between AMC HK and the Company [member] | Transactions Between Other Subsidiaries And The Company [Member]
Disclosure of transactions between related parties [line items]
Payment of an asset management fee to significant related parties	[4]			15	18
Transactions between Suzhou Pension Company and the Company [member] | Transactions Between Other Subsidiaries And The Company [Member]
Disclosure of transactions between related parties [line items]
Capital contribution to significant related parties				190	205
Transaction between CL Hotel Investor, L.P. and the Company [member] | Transactions Between Other Subsidiaries And The Company [Member]
Disclosure of transactions between related parties [line items]
Capital contribution to significant related parties				190	95
Transaction between Shanghai Wansheng and the Company [member] | Transactions Between Other Subsidiaries And The Company [Member]
Disclosure of transactions between related parties [line items]
Capital contribution to significant related parties				12	12
Transaction between CG Investments and the Company [member] | Transactions Between Other Subsidiaries And The Company [Member]
Disclosure of transactions between related parties [line items]
Capital contribution to significant related parties				451
Transactions Between CL Guang De And Company [Member] | Transactions Between Other Subsidiaries And The Company [Member]
Disclosure of transactions between related parties [line items]
Capital contribution to significant related parties				321	285
Transactions between the consolidated structured entities/other subsidiaries and the Company [member] | Consolidated structured entities [member]
Disclosure of transactions between related parties [line items]
Distribution of profits from the consolidated structured entities to the Company				15,947	14,429
China Life Insurance (Group) Company ("CLIC") [member] | Transactions with CLIC and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Distribution of dividends from the Company to CLIC				12,663	14,253
Policy management fee received from CLIC	[3],[5]			554	564
Asset management fee received	[6]			156	125
China Life Asset Management Company Limited ("AMC") [member] | Transactions Between Other Subsidiaries And The Company [Member]
Disclosure of transactions between related parties [line items]
Dividends from significant related parties				432	220
China Life Insurance (Overseas) Company Limited ("CL Overseas") [member]
Disclosure of transactions between related parties [line items]
Asset management fee received	[7]			79	73
China Life Property & Casualty Insurance Company Limited ("CLP&C") [member]
Disclosure of transactions between related parties [line items]
Asset management fee received				52	41
Agency fee received	[3],[8]			1,634	2,289
Rental and a service fee received from CLP&C				78	54
Dividends from significant related parties				214	271
China Life Investment Holding Company Limited ("CLI") [member]
Disclosure of transactions between related parties [line items]
Payment of an asset management fee to significant related parties	[3],[9]			588	651
Payment of real estate purchase to CLI				103	135
Property leasing income received from CLI				52	71
China Life Investment Holding Company Limited ("CLI") [member] | Transaction between CL Hotel Investor, L.P. and the Company [member]
Disclosure of transactions between related parties [line items]
Payment Of a Operation Management Service Fee To CLHI	[10]			112	106
China Guangfa Bank Co. Ltd ("CGB") [member] | Transactions between CGB and the Group [member] | Transactions With Associates And Joint Ventures [Member]
Disclosure of transactions between related parties [line items]
Rental and a service fee received from CLP&C				145	124
Interest on deposits received from CGB				3,268	2,938
Commission expenses charged by CGB	[11]			190	189
Insurance premium received from CGB				88	3
Dividends from significant related parties				662	550
China Life Enterprise Annuity Fund ("EAP") [member] | Transactions between EAP and the Group [member]
Disclosure of transactions between related parties [line items]
Contribution to EAP				1,357	1,140
Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Dividends from significant related parties				3,333	4,254
China Life Pension Company Limited ("Pension Company") [member] | Transactions Between Other Subsidiaries And The Company [Member]
Disclosure of transactions between related parties [line items]
Dividends from significant related parties				127
Rental received from Pension Company				70	¥ 68
Capital contribution to significant related parties				495
Shanghai Rui Chong Investment Co., Limited ("Rui Chong Company") [member] | Transactions Between Other Subsidiaries And The Company [Member]
Disclosure of transactions between related parties [line items]
Capital reduction from Rui Chong				700
China Life Qihang Phase I (Tianjin) Equity Investment Fund Partnership (Limited Partnership) ("CL Qihang Fund l") [member] | Transactions Between Other Subsidiaries And The Company [Member]
Disclosure of transactions between related parties [line items]
Capital contribution to significant related parties				6,064
Wuhu Yuanxiang Tianfu Investment Management Partnership (Limited Partnership) ("Yuanxiang Tianfu") [member] | Transactions Between Other Subsidiaries And The Company [Member]
Disclosure of transactions between related parties [line items]
Capital contribution to significant related parties				15
Wuhu Yuanxiang Tianyi Investment Management Partnership (Limited Partnership) ("Yuanxiang Tianyi") [member] | Transactions Between Other Subsidiaries And The Company [Member]
Disclosure of transactions between related parties [line items]
Capital contribution to significant related parties				¥ 15

[1]	On 1 January 2019, the Company and Pension Company renewed an entrusted agency agreement for pension business acted by life business. The agreement is effective from 1 January 2019 to 31 December 2021. The business means that Pension Company entrusted the Company to sell enterprise annuity funds, pension security business, occupational pension business and the third-party asset management business. The commissions agreed upon in the agreement include the daily business commissions and the annual promotional plans commissions. According to the agreement, the commissions for the entrusting service of enterprise annuity fund management, which is the core business of Pension Company, are calculated at 30% to 80% of the annual entrusting management fee revenues, depending on the duration of the agreement. The commissions for account management service are calculated at 60% of the first year’s account management fee and were only charged for the first year, regardless of the duration of the agreement. The commissions for investment management services, in accordance with the duration of the agreement, are calculated at 60% to 3% of the annual investment management fee (excluding risk reserves for investment), decreasing annually. The commissions of the group pension plan are, in accordance with the duration of the contracts, calculated at 50% to 3% of the annual investment management fee, decreasing annually; the commissions of the personal pension plan are calculated at 30% to 50% of the annual investment management fee according to the various rates of the daily management fee applied to the various individual pension management products in all of the management years; the commissions of occupation annuity and third-party asset management business are in accordance with the provision of annual promotional plans, which should be determined by both parties on a separate occasion. The commissions charged to Pension Company by the Company are eliminated in the consolidated statement of comprehensive income of the Group.
[2]	On 28 December 2018, the Company and AMC renewed the agreement for the management of insurance funds, effective from 1 January 2019 to 31 December 2021. In accordance with the agreement, the Company entrusted AMC to manage and make investments for its insurance funds and paid AMC a fixed investment management service fee and a variable investment management service fee. The fixed annual service fee was calculated and payable on a seasonal basis, by multiplying the average net value of the assets under management by the rate of 0.05%; the variable investment management service fee was payable annually, based on the results of performance evaluation, at 20% of the fixed service fee per annum. On 1 July 2020, the Company and AMC revised the agreement for the management of insurance funds, effective from 1 July 2020 to 31 December 2022. The calculation method of the fixed annual service fee has been changed from five ten thousandths of the net value of the total investment assets to daily accrued fixed service fee by multiplying the net value of the total investment assets on the day by the variety-based annual investment management fee rate divided by 360. The other terms above remain unchanged. Asset management fees charged to the Company by AMC are eliminated in the consolidated statement of comprehensive income.
[3]	These transactions constitute continuing connected transactions which are subject to reporting and announcement requirements but are exempt from independent shareholders’ approval requirements under Chapter 14A of the Listing Rules. The Company has complied with the disclosure requirements in accordance with Chapter 14A of the Listing Rules.
[4]	On 31 December 2018, the Company and AMC HK renewed the management agreement of insurance funds investment, which is effective from 1 January 2019 to 31 December 2021. In accordance with the agreement, the Company entrusted AMC HK to manage and make investments for its insurance funds and paid AMC HK an asset management fee on a seasonal basis and the maximum investment management fee paid annually is RMB30 million. The management fee rate for financial products, such as investment plans, project asset-backed plans, customised products and insurance asset management products, set up by AMC HK in the industry permitted by regulatory policies, is set according to contractual terms. The management fee rate for the directive investment operation of term deposits, common stocks, funds, financial products and other investment products, universal account B-2 and entrusted assets account alike was 0.02%; the management fee rate for unlisted equity investment was 0.3%; the management fee rate for customised investment portfolio was agreed upon the management fee of market-oriented entrusted investment. Asset management fees charged to the Company by AMC HK are eliminated in the consolidated statement of comprehensive income.
[5]	On 26 December 2017, the Company and CLIC renewed a renewable insurance agency agreement, effective from 1 January 2018 to 31 December 2020. The Company performs its duties of insurance agents in accordance with the agreement, but does not acquire any rights and profits or assume any obligations, losses and risks as an insurer of the non-transferable policies. The policy management fee was payable semi-annually, and is equal to the sum of (1) the number of policies in force as at the last day of the period, multiplied by RMB8.0 per policy and (2) 2.5% of the actual premiums and deposits received during the period, in respect of such policies. The policy management fee income is included in other income in the consolidated statement of comprehensive income. On 31 December 2020, the Company and the CLIC renewed the insurance agency agreement. This agreement is effective from 1 January 2021 to 31 December 2021.
[6]	In December 2018, CLIC renewed an asset management agreement with AMC, entrusting AMC to manage and make investments for its insurance funds. The agreement is effective from 1 January 2019 to 31 December 2021. In accordance with the agreement, CLIC paid AMC a basic service fee at the rate of 0.05% per annum for the management of insurance funds. The service fee was calculated on a monthly basis and payable on a seasonal basis, by multiplying the average book value of the assets under management (after deducting the funds and interests of positive repurchase transactions and deducting the principal and interests of debt and equity investment schemes, project asset-backed schemes and customised non-standard products) at the beginning and the end of any given month by the rate of 0.05%, divided by 12. According to specific projects, debt investment schemes, equity investment plans, project asset-backed plans, and customised non-standard products are based on the contractual agreed rate, without paying for an extra management fee. At the end of each year, CLIC assessed the investment performance of the assets managed by AMC, compared the actual results against benchmark returns and made adjustment to the basic service fee. In July 2020, CLIC revised the asset management agreement with AMC, effective from 1 July 2020 to 31 December 2022. The annual rate of the basic service fee has been changed from 0.05% to 0.08%, and the other terms mentioned above remain unchanged.
[7]	In 2018, CL Overseas renewed an investment management agreement with AMC HK, effective from 1 January 2018 to 31 December 2022. In accordance with the agreement, CL Overseas entrusted AMC HK to manage and make investments for its insurance funds and paid AMC HK a basic investment management fee and an investment performance fee. The basic investment management fee was accrued by multiplying the weighted average total funds by the basic fee rate. The investment performance fee was calculated based on the difference between the total actual annual yields and predetermined net realised yield. The basic investment management fee was calculated and payable on a semi-annual basis. The investment performance fee was payable according to the total actual annual yield at the end of each year.
[8]	On 31 January 2018, the Company and CLP&C signed an insurance agency framework agreement, whereby CLP&C entrusted the Company to act as an agent to sell designated P&C insurance products in certain authorised jurisdictions. The agency fee was determined based on cost (tax included) plus a margin. The agreement is effective for three years, from 8 March 2018 to 7 March 2021. On 20 February 2021, CLP&C and the Company renewed the agreement, effective for two years, from 8 March 2021 to 7 March 2023. CLP&C and CL Sales signed the Strategic Cooperation Agreement on 22 July 2019. According to the agreement, CL Sales, as an agent of insurance products, provides intermediary services for CLP&C. The two parties determine the specific commissions and the standard of sales management fee through fair negotiation, based on the local market price and the paid- in premium which exclude value-added tax and deducte the premium from batch reduction. This agreement is valid for three years, from 22 July 2019 to 21 July 2022.
[9]	On 31 December 2018, the Company and CLI renewed a management agreement of alternative investment of insurance funds, effective from 1 January 2019 to 31 December 2020. The agreement shall be automatically renewed for one year unless either party gives written notice to the other party not to renew it 90 business days prior to the expiration of this agreement. On 1 January 2021, the agreement was automatically renewed for one year. In accordance with the agreement, the Company entrusted CLI to engage in investment, operation and management of equities, real estate and related financial products, and securitised financial products under the instructions of the annual guidelines. The Company paid CLI an asset management fee and a performance related bonus based on the agreement. For fixed-income projects, the management fee rate was between 0.05% and 0.6% according to different ranges of returns; for non-fixed-income projects, the management fee rate for invested projects was 0.3%, the management fee rates for newly signed projects were between 0.05% and 0.3% according to CLI’s involvement in project management and the performance-related bonus is based on the internal return rate upon expiry of the project. In addition, the Company adjusts the investment management fees for fixed-income projects and non-fixed-income projects based on the annual evaluation results on CLI’s performance. The adjustment (variable management fee) ranges from negative 10% to positive 15% of the investment management fee in the current period.
[10]	On 25 November 2020, the Company and CLHI signed a new aged-care projects management service agreement, effective from 1 January 2020 to 31 December 2021. In accordance with the agreement, the Company entrusted CLHI to operate and manage existed aged-care projects and paid CLHI a management service fee. The management service fee was calculated and payable on a seasonal basis, by multiplying the total amount of the investments under management (based on the daily weighted average investment amount) by the annual rate of 2.7%.
[11]	On 19 October 2018, the Company and CGB renewed an insurance agency agreement to distribute insurance products. All individual insurance products suitable for distribution through bancassurance channels are included in the agreement. CGB provides agency services, including the sale of insurance products, collecting premiums and paying benefits. The Company paid the agency commission by multiplying the net amount of total premiums received from the sale of each category individual insurance products after deducting the surrender premiums in the hesitation period, by the responding fixed commission rate. The commission rates for various insurance products sold by CGB are agreed based on arm’s length transactions. The commissions are payable on a monthly basis. On 22 August 2020, the Company and CGB renewed an insurance agency agreement to distribute insurance products, effective from the signing date to 22 August 2022. On 28 December 2018, the Company and CGB signed another insurance agency agreement to distribute corporate group insurance products. The corporate group insurance products suitable for distribution through bancassurance channels are included in the agreement. The Company paid the agency commission by multiplying the net amount of total premiums received from the sale of each category group insurance product after deducting the surrender premiums, by the responding fixed commission rate. The commission rates for various insurance products sold by CGB are agreed by reference to comparable market prices of independent third-parties. The commissions are paid on a monthly basis. The agreement is effective for two years from 1 January 2019, with an automatic one-year renewal if no objections were raised by either party upon expiry.